Employee Benefit Expense - Schedule Employee Benefit Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Employee Benefit Expense [Line Items]
Wages and salaries	$ 4,683,486	$ 4,219,565
Labor and health insurance fees	371,567	375,943
Pension	161,220	156,225
Share-based compensation expenses	472,642
Other personnel expenses	70,786	60,361
Total employee benefit expense	5,759,701	4,812,094
Cost of revenue [Member]
Schedule of Employee Benefit Expense [Line Items]
Wages and salaries	1,372,814	1,665,177
Labor and health insurance fees	80,214	125,768
Pension	49,836	57,231
Share-based compensation expenses
Other personnel expenses	788
Total employee benefit expense	1,503,652	1,848,176
Operating expenses [Member]
Schedule of Employee Benefit Expense [Line Items]
Wages and salaries	3,310,672	2,554,388
Labor and health insurance fees	291,353	250,175
Pension	111,384	98,994
Share-based compensation expenses	472,642
Other personnel expenses	69,998	60,361
Total employee benefit expense	$ 4,256,049	$ 2,963,918